Common Stock Equivalents (Details 3) (USD $)	Sep. 30, 2013	Jan. 28, 2013	Dec. 31, 2012	Dec. 14, 2012	Nov. 14, 2012	Oct. 25, 2012	Oct. 24, 2012	Dec. 07, 2009	Dec. 31, 2012 Warrants 1 [Member]	Dec. 31, 2012 Warrants 2 [Member]	Dec. 31, 2012 Warrants 3 [Member]	Dec. 31, 2012 Warrants 4 [Member]	Dec. 31, 2012 Warrants 5 [Member]	Dec. 31, 2012 Warrants 6 [Member]	Dec. 31, 2012 Warrants 7 [Member]	Dec. 31, 2012 Warrants 8 [Member]	Dec. 31, 2012 Warrants 9 [Member]		Dec. 31, 2012 Warrants 10 [Member]	Dec. 31, 2012 Warrants 11 [Member]	Dec. 31, 2012 Warrants 12 [Member]	Dec. 31, 2012 Warrants 13 [Member]	Dec. 31, 2012 Warrants 14 [Member]	Dec. 31, 2012 Warrants 15 [Member]	Dec. 31, 2012 Warrants 16 [Member]	Dec. 31, 2012 Warrants 17 [Member]	Dec. 31, 2012 Warrants 18 [Member]	Dec. 31, 2012 Warrants 19 [Member]	Dec. 31, 2012 Warrants 20 [Member]	Dec. 31, 2012 Warrants 21 [Member]	Mar. 19, 2012 Warrants 21 [Member]	Dec. 31, 2012 Warrants 22 [Member]	Mar. 19, 2012 Warrants 22 [Member]	Dec. 31, 2012 Warrants 23 [Member]	Dec. 31, 2012 Warrants 24 [Member]	Dec. 31, 2012 Warrants 25 [Member]	Mar. 19, 2012 Warrants 25 [Member]	Dec. 31, 2012 Warrants 26 [Member]	Dec. 31, 2012 Warrants 27 [Member]	Jan. 16, 2012 Warrants 27 [Member]
Summary of outstanding warrants by expiration date
Quantity	100,000		11,295,968					446,665	5,000	50,000	2,200,000	500,000	500,000	500,000	4,652,165	10,000	1,277,170		65,000	250,000	20,000	56,000	5,000	3,834	100,000	50,000	500,000	25,000	100,000	50,000	5,000	5,000	5,000	5,000	250,000	11,800	5,000	5,000	100,000	300,000
Exercise Price	$ 1	$ 2.25		$ 1.00	$ 2.25	$ 2.25	$ 2.25		$ 15.00	$ 30.00	$ 3.00	$ 5.00	$ 7.50	$ 10.00	$ 3.00	$ 51.50	$ 1.66	[1]	$ 1.00	$ 1.50	$ 1.00	$ 1.00	$ 1.00	$ 30.00	$ 1.00	$ 1.00	$ 2.25	$ 2.25	$ 1.64	$ 20.00		$ 1.75		$ 1.75	$ 1.00	$ 1.00		$ 1.75	$ 1.00
Expiration Date									Apr. 01, 2013	Apr. 01, 2013	Apr. 27, 2013	Aug. 10, 2013	Aug. 10, 2013	Aug. 10, 2013	Aug. 25, 2013	Aug. 25, 2013	Jul. 13, 2014		Sep. 14, 2014	Nov. 15, 2014	Dec. 02, 2014	Dec. 11, 2014	Dec. 28, 2014	May 05, 2015	Oct. 10, 2015	Oct. 12, 2015	Oct. 25, 2015	Nov. 14, 2015	Dec. 13, 2015	Jan. 11, 2016	Mar. 19, 2016	Mar. 19, 2016	Mar. 19, 2017	Mar. 19, 2017	Jun. 28, 2017	Dec. 13, 2017	Mar. 19, 2018	Mar. 19, 2018	Sep. 22, 2018	Jan. 16, 2016

[1]	Price may be lower if market closes at lower price on exercise date.